Principal Funds, Inc.

Supplement dated April 27, 2015
to the Statutory Prospectus dated March 1, 2015
(as supplemented on March 13, 2015 and March 23, 2015)

This supplement updates information currently in the Prospectus. Please retain this supplement for future reference.

LARGECAP BLEND FUND II

Delete all references in the Prospectus to the LargeCap Blend Fund II.

FUND SUMMARY FOR LARGECAP VALUE FUND

In the Management section, under Sub-Advisor and Portfolio Managers, delete reference to Arild Holm.

MANAGEMENT OF THE FUNDS
The Sub-Advisors

Delete reference to Arild Holm in the Sub-Advisor: Principal Global Investors, LLC (“PGI”) section.

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